Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments

23 Investments

Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2017	2016
Available-for-sale (AFS)		88,170	109,860
Loans		39,368	39,303
Financial assets at fair value through profit or loss (FVTPL)		7,119	5,142
Total financial assets, excluding derivatives	23.1	134,658	154,304
Investments in real estate	23.2	2,147	1,999
Total investments for general account		136,804	156,303

The decrease of EUR 19.6 billion in financial assets, for general account, excluding derivatives compared to December 31, 2016 is mainly driven by the disposal of debt securities related to the divestments of the pay-out annuity and BOLI/COLI businesses and the block of life reinsurance in the Americas. In addition, the balance is affected by foreign exchange rates translation adjustments. Refer to note 51 Business combinations for the disposals of BOLI/COLI businesses and the block of life reinsurance in the Americas.

Refer to note 47 Fair value for information on fair value measurement. Loans are held at amortized cost, but the estimated fair value is also disclosed in note 47.

23.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2017
Shares	490	1,062	-	1,551	1,551
Debt securities	80,200	4,144	-	84,344	84,344
Money market and other short-term investments	6,690	119	-	6,809	6,809
Mortgage loans	-	-	33,562	33,562	38,076
Private loans	-	-	3,642	3,642	4,181
Deposits with financial institutions	-	-	139	139	139
Policy loans	-	-	1,897	1,897	1,897
Other	791	1,795	127	2,713	2,713
At December 31, 2017	88,170	7,119	39,368	134,658	139,711

2016
Shares	824	490	-	1,314	1,314
Debt securities	101,054	2,115	-	103,169	103,169
Money market and other short-term investments	6,776	317	-	7,093	7,093
Mortgage loans	-	-	33,696	33,696	38,499
Private loans	-	-	3,166	3,166	3,569
Deposits with financial institutions	-	-	129	129	129
Policy loans	-	-	2,207	2,207	2,207
Other	1,206	2,219	104	3,529	3,529
At December 31, 2016	109,860	5,142	39,303	154,304	159,510

Of the debt securities, money market and other short-term investments, mortgage loans and private loans EUR 13,749 million is current (2016: EUR 15,729 million).

Refer to note 47 Fair value for information on fair value measurement.

Loan allowance

Movement on the loan allowance account during the year were as follows:

	2017	2016
At January 1	(137)	(142)
Addition charged to income statement	(50)	(23)
Reversal to income statement	13	14
Amounts written off	10	17
Net exchange differences	3	-
Other	(4)	(3)
At December 31	(165)	(137)

Refer to note 49 Transfers of financial assets for a discussion of collateral received and paid.

23.2 Investments in real estate

	2017	2016
At January 1	1,999	1,990
Additions	239	89
Subsequent expenditure capitalized	10	12
Transfers from other headings	1	34
Disposals	(202)	(215)
Fair value gains / (losses)	193	70
Net exchange differences	(89)	19
Other	(4)	(1)
At December 31	2,147	1,999

95% of the value of Aegon’s properties, both for general account and for account of policyholders, were appraised (2016: 78%), of which 99% was performed by independent external appraisers (2016: 98%).

Of the investments in real estate EUR 633 million (2016: EUR 743 million) is held by Aegon Americas and EUR 1,494 million (2016: EUR 1,238 million) is held by Aegon the Netherlands.

Aegon USA has entered into a commercial property portfolio, consisting of office, retail and industrial buildings. These non-cancellable leases have remaining lease terms up to 20 years. Most leases include a clause to enable upward revision of the rental charge on an annual basis according to either a fixed schedule or prevailing market conditions.

Aegon the Netherlands has entered into long-term residential property leases that can be terminated subject to a short-term notice. Under Dutch law, the maximum annual rent increase on residential property rented in the affordable housing segment is specified by the Dutch national government and equals the annual inflation rate plus a small margin.

Refer to note 48 Commitments and contingencies for a description of non-cancellable lease rights.

Rental income of EUR 71 million (2016: EUR 69 million; 2015: EUR 61 million) is reported as part of investment income in the income statement. Direct operating expenses (including repairs and maintenance) arising from investment property that generated rental income during the period amounted to EUR 21 million (2016: EUR 79 million; 2015: EUR 97 million). In 2017, EUR 1 million of direct operating expenses is related to investment properties that did not generate rental income during the period (2016: EUR 1 million; 2015: 1 million).

Transfers from other headings mainly reflect the properties that were foreclosed during the year. The associated mortgage loans were previously reported as part of investments.

There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.

Refer to note 48 Commitments and contingencies for a summary of contractual obligations to purchase investment property or for repairs, maintenance or enhancements.